Schedule of Investments Municipal Fund Inc.^

(Unaudited) July 31, 2019

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
Municipal Notes 159.2%
Alabama 0.7%
$1,900	Selma IDB Rev. (Int’l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/2035	$2,054
Alaska 0.2%
600	Valdez Marine Term. Rev. Ref. (Exxon Pipeline Co. Proj.), Ser. 1993-B, 1.50%, due 12/1/2033	600	(a)
American Samoa 0.6%
1,700	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	1,808

Arizona 2.7%
500	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	542	(b)
1,500	Maricopa Co. Ind. Dev. Au. Sr. Living Facs. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/2026	1,530	(b)
2,250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	2,519	(b)
2,220	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%, due 7/1/2024	2,298
400	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/2036	403
1,500	Phoenix Ind. Dev. Au. Solid Waste Disp. Rev. (Vieste Spec. LLC), Ser. 2013-A, 4.38%, due 4/1/2028	29	(c)(d)
400	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/2024	441
		7,762
California 33.1%
2,250	California Hlth. Facs. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2009, 5.00%, due 8/15/2039 Pre-Refunded 8/15/2019	2,253
1,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/2026	1,108
1,725	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.), Ser. 2010, 5.13%, due 8/15/2024	1,762
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.)
645	Ser. 2014, 5.00%, due 7/1/2024	672	(b)(c)
630	Ser. 2014, 5.13%, due 7/1/2029	667	(b)(c)
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.)
725	Ser. 2014, 5.00%, due 7/1/2024	772
430	Ser. 2014, 5.13%, due 7/1/2029	471
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	561	(b)
570	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	653	(b)
585	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/2026	622
2,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.), Ser. 2018, 5.00%, due 5/15/2051	2,340
1,300	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/2030	1,490	(b)
	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev.
2,155	Ser. 2016-A, 2.90%, due 6/1/2028	2,236
2,450	Ser. 2016-A, 2.95%, due 12/1/2028	2,549
470	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	376	(b)(c)(d)
2,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	1,910	(e)
1,855	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	1,914	(b)

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
$5,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	$5,463	(b)
2,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/2033 Pre-Refunded 8/1/2021	2,220
1,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2018-A-2, 5.00%, due 6/1/2047	1,010
2,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	2,657
590	La Verne Cert. of Participation Ref. (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/2029	634
2,250	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. Ref. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/2027	2,392
3,620	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured), 0.00%, due 8/1/2024	3,363
5,750	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E, (Assured Guaranty Insured), 0.00%, due 8/1/2029	6,672	(f)
5,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 6.38%, due 8/1/2034	6,556
405	Rocklin Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-B, (National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/2019	405
4,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	5,115
2,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 0.00%, due 8/1/2034	2,479	(g)
2,000	San Francisco City & Co. Arpt. Commission Int’l Arpt. Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/2025	2,007
6,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%, due 8/1/2032	6,444	(h)
1,540	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/2026	1,689
2,040	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,322
	Vernon Elec. Sys. Rev.
510	Ser. 2009-A, 5.13%, due 8/1/2021 Pre-Refunded 8/1/2019	510
730	Ser. 2009-A, 5.13%, due 8/1/2021	733
9,070	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/2037	12,704	(i)
5,095	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (Assured Guaranty Insured), 0.00%, due 8/1/2026	4,503	(j)
3,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/2036	3,031	(k)
		95,265
Colorado 5.0%
	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.)
500	Ser. 2015, 4.50%, due 4/1/2025	517	(b)
1,000	Ser. 2015, 5.13%, due 4/1/2035	1,036	(b)
1,350	Ser. 2015, 5.25%, due 4/1/2045	1,391	(b)
	Colorado Ed. & Cultural Facs. Au. Rev. Ref.
210	Ser. 2014, 4.00%, due 11/1/2024	214	(c)
750	Ser. 2014, 4.50%, due 11/1/2029	784	(c)
5,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/2024	5,412
2,550	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/2023	2,649	(b)
8,000	Villages at Castle Rock Co. Metro. Dist. #6 (Cabs - Cobblestone Ranch Proj.), Ser. 2007-2, 0.00%, due 12/1/2037	2,381
		14,384
Connecticut 0.3%
750	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/2025	788

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
District of Columbia 2.4%
$1,615	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured), 4.10%, due 12/1/2026	$1,708
1,880	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/2022	1,930
520	Dist. of Columbia Rev. (Howard Univ.), Ser. 2011-A, 6.25%, due 10/1/2023	550
650	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Prop.), Ser. 2013, 5.00%, due 10/1/2045	664
2,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2011-C, 5.00%, due 10/1/2026	2,152
		7,004
Florida 6.4%
800	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	824	(b)
1,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/2026	1,145
	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.)
715	Ser. 2012-A, 5.50%, due 6/15/2022	730	(b)
3,120	Ser. 2013-A, 6.75%, due 12/15/2027	3,428
1,750	Ser. 2014-A, 5.75%, due 6/15/2029	1,892
1,075	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	1,076
1,200	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/2046	924	(b)(d)
100	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/2036	106
1,000	Hillsborough Co. Ind. Dev. Au. IDR (Hlth. Facs.), Ser. 2008-B, 8.00%, due 8/15/2032 Pre-Refunded 8/15/2019	1,013
3,000	Jacksonville PCR Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 1995, 1.48%, due 5/1/2029	3,000	(a)
1,135	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/2027	1,239
2,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/2025	2,171
940	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%, due 5/1/2029	981
		18,529
Georgia 0.8%
1,750	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/2036	1,699	(b)(c)
1,100	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/2025	741	(b)(c)(d)(l)(m)
		2,440
Guam 1.6%
	Guam Gov’t Hotel Occupancy Tax Rev.
1,220	Ser. 2011-A, 5.75%, due 11/1/2020	1,279
650	Ser. 2011-A, 5.75%, due 11/1/2021	692
2,630	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/2025 Pre-Refunded 7/1/2020	2,729
		4,700
Hawaii 1.9%
5,200	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/2024	5,445
Illinois 23.7%
5,705	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/2027	6,291

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
	Chicago G.O.
$250	Ser. 2002-2002B, 5.13%, due 1/1/2027	$279
2,000	Ser. 2002-B, 5.00%, due 1/1/2025	2,214
1,000	Ser. 2019-A, 5.00%, due 1/1/2044	1,103
	Chicago Ref. G.O.
1,000	Ser. 2005-D, 5.50%, due 1/1/2040	1,100
2,500	Ser. 2012-C, 5.00%, due 1/1/2024	2,643
700	Ser. 2014-A, 5.00%, due 1/1/2027	764
3,000	Ser. 2017-A, 6.00%, due 1/1/2038	3,512
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,350	Ser. 2013-C, 5.45%, due 12/1/2030	1,509
1,960	Ser. 2013-C, 5.50%, due 12/1/2031	2,193
1,560	Illinois Fin. Au. Ref. Rev. (Presence Hlth. Network Obligated Group), Ser. 2016-C, 5.00%, due 2/15/2031	1,893
4,000	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.75%, due 4/1/2024 Pre-Refunded 10/1/2019	4,030
3,340	Illinois Fin. Au. Rev. (Provena Hlth.), Ser. 2010-A, 6.25%, due 5/1/2022 Pre-Refunded 5/1/2020	3,466
2,000	Illinois Fin. Au. Rev. Ref. (Northwestern Mem. Hlth. Care Obligated Group), Ser. 2017-A, 4.00%, due 7/15/2047	2,163
1,905	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured), 0.00%, due 6/15/2026	1,548
3,150	Illinois St. Fin. Au. Rev. (Univ. of Chicago Med. Ctr.), (LOC: Wells Fargo Bank N.A.), (LOC: Wells Fargo Bank N.A.), Ser. 2010-B, 1.45%, due 8/1/2044	3,150	(a)
	Illinois St. G.O.
3,900	Ser. 2012, 4.00%, due 8/1/2025	4,032
1,000	Ser. 2013, 5.00%, due 7/1/2023	1,090
5,200	Ser. 2017-D, 5.00%, due 11/1/2028	5,874
4,250	Illinois St. G.O. Ref., Ser. 2016, 5.00%, due 2/1/2024	4,666
1,330	Pingree Grove Village Rev. (Cambridge Lakes Learning Ctr. Proj.), Ser. 2011, 8.00%, due 6/1/2026 Pre-Refunded 6/1/2021	1,476
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
945	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2027	1,062
1,375	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2028	1,540
715	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2029	798
	Univ. of Illinois (Hlth. Svc. Facs. Sys.)
2,725	Ser. 2013, 5.00%, due 10/1/2027	3,062
2,875	Ser. 2013, 5.75%, due 10/1/2028	3,307
1,500	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	1,550	(b)
1,850	Will Co. High Sch. Dist. Number 204 G.O. (Joliet Jr. College), Ser. 2011-A, 6.25%, due 1/1/2031	1,970
		68,285
Indiana 1.4%
3,055	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 5.75%, due 12/1/2021	3,373
625	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/2024	689
		4,062
Iowa 0.1%
	Iowa Std. Loan Liquidity Corp. Rev.
250	Ser. 2011-A-1, 5.00%, due 12/1/2021	261
70	Ser. 2011-A-1, 5.30%, due 12/1/2023	73
		334
Kentucky 0.1%
150	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/2031	154

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
Louisiana 2.1%
$1,500	Louisiana Local Gov’t Env. Fac. & Comm. (Westlake Chemical Corp.), Ser. 2010-A2, 6.50%, due 11/1/2035	$1,585
1,715	Louisiana Local Gov’t. Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	1,818	(b)
775	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	830
1,655	St. Charles Parish Gulf Zone Opportunity Rev. (Valero Energy Corp.), Ser. 2010, 4.00%, due 12/1/2040 Putable 6/1/2022	1,745
		5,978
Massachusetts 3.2%
	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.)
200	Ser. 2014-F, 5.00%, due 7/15/2024	219
415	Ser. 2014-F, 5.00%, due 7/15/2025	453
200	Ser. 2014-F, 5.00%, due 7/15/2026	217
190	Ser. 2014-F, 5.00%, due 7/15/2027	206
150	Ser. 2014-F, 5.00%, due 7/15/2028	162
	Massachusetts St. Ed. Fin. Au. Rev.
1,255	Ser. 2011-J, 5.00%, due 7/1/2023	1,313
1,765	Ser. 2012-J, 4.70%, due 7/1/2026	1,828
2,485	Ser. 2013-K, 4.50%, due 7/1/2024	2,625
1,365	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 4.90%, due 12/1/2025	1,379
795	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.), Ser. 2002-A, 5.25%, due 8/1/2019	795
		9,197
Michigan 2.8%
1,500	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2048	1,651
	Jackson College Dormitories Hsg. Rev.
1,000	Ser. 2015, 6.50%, due 5/1/2035	1,040
500	Ser. 2015, 6.75%, due 5/1/2046	519
	Michigan St. Hsg. Dev. Au. Rev.
1,935	Ser. 2016-C, 2.05%, due 12/1/2022	1,953
1,835	Ser. 2016-C, 2.15%, due 6/1/2023	1,861
750	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Improvement Proj.), Ser. 2018, 5.00%, due 6/30/2048	876
100	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	100
		8,000
Minnesota 1.0%
2,250	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Children’s Hlth. Care Facs.), Ser. 2010-A1, (AGM Insured), 4.50%, due 8/15/2024	2,319
400	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	415	(b)
		2,734
Mississippi 1.6%
700	Jackson Co. Port Fac. Rev. Ref. (Chevron U.S.A., Inc. Proj.), Ser. 1993, 1.52%, due 6/1/2023	700	(a)
2,300	Mississippi St. Bus. Fin. Commission Gulf Opportunity Zone Rev. (Chevron U.S.A., Inc. Proj.), Ser. 2009-B, 1.52%, due 12/1/2030	2,300	(a)
1,500	Mississippi St. Bus. Fin. Corp. Rev. Ref. (Sys. Energy Res., Inc. Proj.), Ser. 2019, 2.50%, due 4/1/2022	1,501
		4,501

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
Nevada 0.7%
	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy)
$1,450	Ser. 2015-A, 4.00%, due 12/15/2025	$1,491	(b)
500	Ser. 2015-A, 5.13%, due 12/15/2045	532	(b)
		2,023
New Hampshire 0.5%
1,500	New Hampshire St. Bus. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.00%, due 4/1/2029 Putable 10/1/2019	1,505	(b)
New Jersey 7.4%
2,500	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	2,711
	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.)
500	Ser. 2013, 5.25%, due 1/1/2025	571
500	Ser. 2013, 5.50%, due 1/1/2026	575
	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group)
1,420	Ser. 2013, 3.50%, due 7/1/2024	1,451
1,470	Ser. 2013, 3.63%, due 7/1/2025	1,503
1,520	Ser. 2013, 3.75%, due 7/1/2026	1,556
765	Ser. 2013, 4.00%, due 7/1/2027	786
180	New Jersey Econ. Dev. Au. Rev. Ref. (Sch. Facs. Construction), Ser. 2005-K, (AMBAC Insured), 5.25%, due 12/15/2020	189
3,035	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/2026	3,233
	New Jersey St. Econ. Dev. Au. Sch. Rev. (Beloved Comm. Character, Sch., Inc. Proj.)
1,105	Ser. 2019-A, 5.00%, due 6/15/2049	1,178	(b)
725	Ser. 2019-A, 5.00%, due 6/15/2054	767	(b)
	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref.
1,250	Ser. 2018-A, 5.00%, due 12/15/2036	1,450
4,000	Ser. 2018-A, 4.25%, due 12/15/2038	4,322
1,000	Ser. 2018-A, (BAM Insured), 4.00%, due 12/15/2037	1,095
		21,387
New Mexico 0.5%
	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax Increment Bond)
500	Ser. 2015, 5.25%, due 5/1/2025	506	(b)(c)
1,000	Ser. 2015, 5.75%, due 5/1/2030	1,020	(b)(c)
		1,526
New York 12.6%
225	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 5.00%, due 6/1/2035	248
625	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/2029	694
	Build NYC Res. Corp. Rev.
1,100	Ser. 2014, 5.00%, due 11/1/2024	1,200
835	Ser. 2014, 5.25%, due 11/1/2029	908
975	Ser. 2014, 5.50%, due 11/1/2044	1,043
250	Build NYC Res. Corp. Rev. (Metro. Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/2047	269	(b)
825	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	871	(b)

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int’l Cultures and the Arts)
$400	Ser. 2013-A, 3.88%, due 4/15/2023	$411
1,450	Ser. 2013-A, 5.00%, due 4/15/2043	1,513
1,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/2025	1,111	(b)
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
700	Ser. 2014, 5.00%, due 7/1/2023	793
735	Ser. 2014, 5.00%, due 7/1/2024	854
390	Ser. 2018, 5.00%, due 7/1/2030	476
1,400	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 5.25%, due 1/1/2024	1,393	(b)
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%, due 11/15/2040	561	(b)
4,900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Blythedale Children’s Hosp.), Ser. 2009, (LOC: TD Bank N.A.), 1.40%, due 12/1/2036	4,900	(a)
3,200	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/2028	3,636
2,300	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group), Ser. 2018-A, 5.00%, due 8/1/2035	2,771
2,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/2027	2,098
2,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2033	2,378
710	Newburgh G.O., Ser. 2012-A, 5.00%, due 6/15/2020	731
	Newburgh G.O. (Deficit Liquidation)
495	Ser. 2012-B, 5.00%, due 6/15/2020	510
520	Ser. 2012-B, 5.00%, due 6/15/2021	553
550	Ser. 2012-B, 5.00%, due 6/15/2022	602
1,435	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/2023	1,580
1,155	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%, due 11/1/2026	1,252
2,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	2,326
600	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/2030	622	(b)
		36,304
North Carolina 2.0%
1,365	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/2024	1,435
1,400	North Carolina Med. Care Commission Hosp. Rev. (Moses Cone Hlth. Sys.), Ser. 2001-B, (LOC: Bank of Montreal), 1.47%, due 10/1/2035	1,400	(a)
1,395	North Carolina Med. Care Commission Retirement Facs. Rev., Ser. 2013, 5.13%, due 7/1/2023	1,452
1,510	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Ref. Rev., Ser. 2009-A, 5.00%, due 1/1/2026	1,514
		5,801
Ohio 6.7%
16,875	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/2030	16,638
2,060	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/2027	2,234
500	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019, 5.00%, due 7/1/2049	537	(b)
		19,409
Oklahoma 1.1%
2,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.00%, due 8/15/2033	2,391

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
	Tulsa Arpt. Imp. Trust Ref. Rev.
$250	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2024	$289
400	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2025	458
		3,138
Oregon 0.0%(n)
30	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA Insured), 3.50%, due 7/1/2027	30
Pennsylvania 7.3%
	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.)
500	Ser. 2012, 3.50%, due 5/1/2025	520
350	Ser. 2012, 3.60%, due 5/1/2026	364
2,830	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.), Ser. 2015-A, 4.25%, due 7/1/2030	2,963
1,250	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/2028	1,366
3,430	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/2027	3,595
2,625	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%, due 11/1/2024	2,874
2,350	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	2,394	(b)
500	Pennsylvania St. Econ. Dev. Fin. Au. Solid Waste Disp. Rev. (CarbonLite P LLC Proj.), Ser. 2019, 5.75%, due 6/1/2036	528	(b)
	Pennsylvania St. Turnpike Commission Rev.
150	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	160
705	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	750
145	Subser. 2010-B2, 6.00%, due 12/1/2034 Pre-Refunded 12/1/2020	154
3,000	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2019-A, 4.00%, due 12/1/2049	3,225
2,000	Susquehanna Area Reg. Arpt. Au. Sys. Rev., Ser. 2012-A, 5.00%, due 1/1/2027	2,188
		21,081
Puerto Rico 2.5%
7,200	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	7,200
South Carolina 1.2%
1,500	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	1,533
1,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	1,034	(b)
750	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	787	(b)
		3,354
Tennessee 0.8%
2,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%, due 9/1/2023	2,263
Texas 9.6%
250	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	271
	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy)
500	Ser. 2014-A, 5.88%, due 3/1/2024	515
1,000	Ser. 2014-A, 6.63%, due 3/1/2029	1,041
730	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/2042	807
625	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/2022	628
250	Dallas Co. Flood Ctrl. Dist. Ref. G.O., Ser. 2015, 5.00%, due 4/1/2028	268	(b)

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
$2,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/2042	$2,080
2,300	Gulf Coast Ind. Dev. Au. Rev. (Exxon Mobil Proj.), Ser. 2012, 1.45%, due 11/1/2041	2,300	(a)
1,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.), Ser. 2013-B, 5.75%, due 1/1/2028	1,118
	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation)
245	Ser. 2012-A, 4.00%, due 2/15/2022	253
1,000	Ser. 2012-A, 5.00%, due 2/15/2032	1,056
10,700	Lower Neches Valley Au. Ind. Dev. Corp. Rev. Ref. (Exxon Mobil Proj.), Ser. 2001-B, 1.52%, due 11/1/2029	10,700	(a)
1,475	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	1,547
500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/2051	552
565	North Texas Tollway Au. Dallas North Tollway Sys. Rev., Ser. 2005-C, 6.00%, due 1/1/2023	566
1,500	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/2021	1,611
1,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	1,160	(e)
1,175	West Harris Co. Reg. Wtr. Au. Sys. Wtr. Rev., Ser. 2009, 5.00%, due 12/15/2035	1,190
		27,663
Utah 3.1%
	Salt Lake City Arpt. Rev.
1,000	Ser. 2017-A, 5.00%, due 7/1/2042	1,169
2,000	Ser. 2017-A, 5.00%, due 7/1/2047	2,322
1,000	Ser. 2018-A, 5.00%, due 7/1/2043	1,184
3,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/2028	3,582
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/2045	506	(b)
	Utah Hsg. Corp. Single Family Mtge. Rev.
65	Ser. 2011-A2, Class I, 5.00%, due 7/1/2020	66
65	Ser. 2011-A2, Class I, 5.25%, due 7/1/2021	66
80	Ser. 2011-A2, Class I, 5.45%, due 7/1/2022	81
		8,976
Vermont 2.6%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
1,600	Ser. 2012-A, 5.00%, due 6/15/2021	1,692
275	Ser. 2013-A, 4.25%, due 6/15/2024	291
645	Ser. 2013-A, 4.35%, due 6/15/2025	684
960	Ser. 2013-A, 4.45%, due 6/15/2026	1,017
310	Ser. 2013-A, 4.55%, due 6/15/2027	328
1,800	Ser. 2014-A, 5.00%, due 6/15/2024	2,066
1,225	Ser. 2015-A, 4.13%, due 6/15/2027	1,324
		7,402
Virginia 0.3%
695	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A, 4.00%, due 12/1/2022	720
Washington 3.7%
6,700	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%, due 1/1/2028	7,132
2,525	Washington St. Higher Ed. Fac. Au. Ref. Rev. (Whitworth Univ. Proj.), Ser. 2009, 5.38%, due 10/1/2029 Pre-Refunded 10/1/2019	2,542

See Notes to Schedule of Investments

Principal Amount		Value†
(000’s omitted)		(000’s omitted)
$790	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	$934
		10,608
Wisconsin 4.9%
870	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/2030	939	(b)
200	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	208	(b)
3,000	Pub. Fin. Au. Hsg. Rev. (Dogwood Hsg., Inc. Southeast Portfolio Proj.), Ser. 2016-A, 4.25%, due 12/1/2051	3,011
500	Pub. Fin. Au. Hsg. Rev. (SAP Utah Portfolio), Ser. 2016-A, 3.75%, due 7/1/2036	514
250	Pub. Fin. Au. Multi-Family Hsg. Rev. (Estates Crystal Bay & Woodhaven Park Apts. Proj.), Ser. 2016-A, 4.00%, due 12/1/2036	205
1,575	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due 4/1/2025	1,684
	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College)
1,100	Ser. 2010-A, 6.13%, due 6/1/2035 Pre-Refunded 6/1/2020	1,145
1,225	Ser. 2010-A, 6.13%, due 6/1/2039 Pre-Refunded 6/1/2020	1,275
	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.)
1,340	Ser. 2008-B3, 5.00%, due 10/1/2030 Pre-Refunded 12/23/2019	1,360
3,660	Ser. 2008-B3, 5.00%, due 10/1/2030	3,711
		14,052
	Total Investments 159.2% (Cost $419,186)	458,466
	Liabilities Less Other Assets (0.0)%(n)	(108)
	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of approximately $39,000) (59.2)%	(170,361)
	Net Assets Applicable to Common Stockholders 100.0%	$287,997

(a)

Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2019.

(b)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2019, these securities amounted to approximately $49,708,000, which represents 17.3% of net assets applicable to common stockholders of the Fund. Securities denoted with (b) but without (c), if any, have been deemed by the investment manager to be liquid.

(c)	Illiquid security.
(d)	Defaulted security.
(e)	When-issued security. Total value of all such securities at July 31, 2019 amounted to approximately $3,070,000, which represents 1.1% of net assets applicable to common stockholders of the Fund.
(f)	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.
(g)	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.
(h)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.
(i)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.
(j)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $4,503,000.
(k)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(l)

Security fair valued as of July 31, 2019 in accordance with procedures approved by the Board of Directors. Total value of all such securities at July 31, 2019 amounted to approximately $741,000, which represents 0.3% of net assets applicable to common stockholders of the Fund.

(m)	Value determined using significant unobservable inputs.
(n)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2019:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Municipal Notes
Georgia	$—	$—	$741	$741
Other Municipal Notes(a)	—	457,725	—	457,725
Total Investments	$—	$457,725	$741	$458,466

(a)         The Schedule of Investments provides a categorization by state/territory for the portfolio.

(b)         The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2019
Investments in Securities:
Municipal Notes(c)
Georgia	$—	$—	$—	$(298)	$—	$—	$1,039	$—	$741	$(298)
Total	$—	$—	$—	$(298)	$—	$—	$1,039	$—	$741	$(298)

(c)    As of the period ended July 31, 2019, these investments were valued in accordance with procedures approved by the Board of Directors. These investments did not have a material impact on the Fund’s net assets applicable to common stockholders and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

July 31, 2019

Notes to Schedule of Investments Municipal Closed-End Funds (Unaudited)

†                 In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman California Municipal Fund Inc., Neuberger Berman Municipal Fund Inc. and Neuberger Berman New York Municipal Fund Inc., (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal notes and liquidating trust - real estate is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes and liquidating trust - real estate include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Funds’ Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”).  ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent stockholder reports.